Equity Linked Securities, lower strike call option and upper strike warrant - Upper strike warrant (Details) - Jan. 31, 2025	USD ($)	CNY (¥)
Equity Linked Securities, lower strike call option and upper strike warrant
Issuance value of upper strike warrants	$ 90,529,906	¥ 650,711,000